                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-07939
                                          -------------------------------------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              200 Clarendon Street, P.O. Box 9130, Boston, MA    02117
-------------------------------------------------------------------------------
               (Address of principal executive offices)        (Zip code)

Susan C. Mosher, Secretary of the Merrimac Funds
Mail Code LEG 13  200 Clarendon Street, Boston, MA               02117
-------------------------------------------------------------------------------
                     (Name and address of agent for service)
With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:     (888) 637-7622
                                                        -----------------------

Date of fiscal year end:    12/31/2004
                            --------------------------

Date of reporting period:     06/30/2004
                              ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         The semi-annual report for the period January 1, 2004 through June 30, 2004 is filed herewith.

                                     [logo]

                                MERRIMACK CASH FUND

                               Semiannual Report
                                 June 30, 2004

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                               $ 790,759,890
    Prepaid expenses                                                      7,649
                                                                  -------------
        Total assets                                                790,767,539
                                                                  -------------
LIABILITIES
    Distributions payable to shareholders                               826,941
    Accrued expenses                                                     35,323
                                                                  -------------
        Total liabilities                                               862,264
                                                                  -------------
NET ASSETS                                                        $ 789,905,275
                                                                  =============
NET ASSETS CONSIST OF:
    Paid in capital                                               $ 790,009,757
    Accumulated net realized loss on investments                       (104,482)
                                                                  -------------
        Total net assets                                          $ 789,905,275
                                                                  =============
TOTAL NET ASSETS
    Premium Class                                                 $ 789,905,275
                                                                  =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                                   790,000,001
                                                                  =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                                 $        1.00
                                                                  =============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                                        $   6,078,561
    Expenses                                                           (906,886)
                                                                  -------------
        Net investment income from Portfolio                          5,171,675
                                                                  -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                                       51,166
    Audit                                                                12,061
    Legal                                                                 3,373
    Printing                                                              4,793
    Insurance                                                            12,061
    Trustees fees and expenses                                            6,399
    Miscellaneous                                                        12,249
                                                                  -------------
        Total Expenses                                                  102,102
                                                                  -------------
NET INVESTMENT INCOME                                                 5,069,573
                                                                  -------------
NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                              (3,813)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   5,065,760
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED    YEAR ENDED
                                           JUNE 30, 2004     DECEMBER 31,
                                            (UNAUDITED)          2003
                                          ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                  $   5,069,573    $  11,243,568
    Net realized gain (loss) allocated
      from Portfolio                              (3,813)          10,287
                                           -------------    -------------
        Net increase in net assets from
          operations                           5,065,760       11,253,855
                                           -------------    -------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                             (5,069,573)     (11,243,568)
                                           -------------    -------------
        Total dividends declared              (5,069,573)     (11,243,568)
                                           -------------    -------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold                345,000,000    1,512,080,875
    Proceeds from dividends reinvested                --          735,837
    Payment for shares redeemed             (520,000,000)   (1,941,540,477)
                                           -------------    -------------
        Net decrease in net assets
          derived from share
          transactions                      (175,000,000)    (428,723,765)
                                           -------------    -------------
NET DECREASE IN NET ASSETS                  (175,003,813)    (428,713,478)
NET ASSETS
    Beginning of period                      964,909,088    1,393,622,566
                                           -------------    -------------
    End of period                          $ 789,905,275    $ 964,909,088
                                           =============    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                PREMIUM CLASS
                           ----------------------------------------------------------------------------------------
                           SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                            JUNE 30, 2004    ----------------------------------------------------------------------
                             (UNAUDITED)         2003           2002           2001          2000          1999
                           ----------------  ------------  --------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $     1.000      $    1.000    $      1.000    $    1.000    $    1.000    $    1.000

  Net investment income            0.005           0.011           0.019         0.042         0.063         0.051

  Dividends from net
    investment income             (0.005)         (0.011)         (0.019)       (0.042)       (0.063)       (0.051)
                             -----------      ----------    ------------    ----------    ----------    ----------

NET ASSET VALUE, END OF
  PERIOD                     $     1.000      $    1.000    $      1.000    $    1.000    $    1.000    $    1.000
                             ===========      ==========    ============    ==========    ==========    ==========

TOTAL RETURN(1)                     1.01%           1.13%           1.88%         4.31%         6.52%         5.26%

ANNUALIZED RATIOS TO
  AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA

  Net expenses                      0.20%           0.20%           0.19%         0.20%         0.21%         0.21%

  Net investment income             0.99%           1.14%           1.84%         4.12%         6.32%         5.13%

  Net assets, end of
    period (000s omitted)    $   789,905      $  964,909    $  1,393,623    $  953,892    $  608,384    $  808,103

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

      The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the six months ended June 30, 2004.

      The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2004 the investment by the Fund represents ownership of a proportionate interest of 11.23% of the Portfolio.

      It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

      C. FEDERAL INCOME TAXES

      The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING PLAN

      The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See
       Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for six months ended June 30, 2004 aggregated $345,000,000 and $525,149,673, respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                      PREMIUM CLASS
                                             --------------------------------
                                             SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30,       DECEMBER 31,
                                                   2004             2003
                                             ----------------  --------------
         Shares sold                            345,000,000     1,512,080,875
         Shares reinvested                               --           735,837
         Shares redeemed                       (520,000,000)   (1,941,540,477)
                                               ------------    --------------
         Net increase (decrease) in shares     (175,000,000)     (428,723,765)
                                               ============    ==============

       At June 30, 2004, Investors Bank, as agent for its clients, was record holder of 96.85% of the Cash Fund's outstanding shares.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 23.5%
Amstel Funding Corporation                                 1.10%             07/23/04       $       60,000,000   $     59,960,033
                                                            1.07             09/20/04               30,000,000         29,928,450
                                                            1.18             09/22/04               50,000,000         49,865,124
Bank of America Corporation                                 1.21             08/12/04               75,000,000         74,894,128
Barton Capital Corporation                                  1.06             07/01/04               60,051,000         60,051,000
Beta Finance, Inc.                                          1.34             08/12/04               55,000,000         54,914,016
Blue Ridge Asset Funding Corporation                        1.08             07/02/04               50,000,000         49,998,500
BMW US Capital LLC                                          1.30             07/26/04                7,700,000          7,693,048
Caisse Nationale Des Caisses D' Epangne                     1.72             05/04/05               25,000,000         24,639,702
Caterpillar Finance Services Corporation                    1.29             07/12/04               35,000,000         34,986,312
Citigroup Global Markets Holdings                           1.05             07/01/04               50,000,000         50,000,000
CRC Funding LLC                                             1.20             07/27/04               28,500,000         28,475,300
Credit Lyonnais NA                                          1.26             10/19/04               25,000,000         24,904,514
                                                            1.25             12/22/04               30,000,000         29,820,200
Danske Corporation                                          1.15             10/08/04               46,000,000         45,855,792
Delaware Funding                                            1.21             07/19/04               56,311,000         56,276,932
Den Norske Bank ASA                                      1.28-1.29           09/03/04               50,000,000         49,886,664
                                                            1.23             09/10/04               35,000,000         34,916,132
Depfa Bank PLC                                              1.06             07/01/04               25,000,000         25,000,000
                                                            1.06             07/07/04               40,000,000         39,992,932
                                                            1.10             07/29/04               73,300,000         73,237,856
                                                            1.11             08/10/04               25,000,000         24,969,444
                                                            1.22             10/27/04               25,000,000         24,900,848
Edison Asset Securitization                                 1.31             11/01/04               57,699,000         57,442,720
Eiffel Funding LLC                                          1.11             08/02/04               10,000,000          9,990,133
                                                            1.21             08/03/04               51,000,000         50,943,432
                                                            1.11             08/05/04               25,000,000         24,973,020
                                                            1.17             08/11/04               25,000,000         24,966,688
                                                            1.19             08/16/04               20,000,000         19,969,588
General Electric Capital Corporation                        1.25             08/25/04               60,000,000         59,885,416
HBOS Treasury Services PLC                                  1.18             08/06/04               17,700,000         17,679,114
Ivory Funding Corporation                                   1.07             07/06/04               12,037,000         12,035,211
                                                            1.22             08/18/04               40,127,000         40,061,728
JP Morgan Chase Bank                                        1.08             07/01/04               33,500,000         33,500,000
K2 (USA) LLC                                                1.07             07/20/04               30,000,000         29,983,058
                                                            1.32             11/15/04               15,000,000         14,925,221
Nationwide Building Society                                 1.11             07/07/04               10,000,000          9,998,167
                                                            1.07             07/16/04               13,485,000         13,478,988
Preferred Receivables Funding Corporation                   1.30             07/26/04               35,000,000         34,968,404
Sheffield Receivables Corporation                           1.10             07/08/04               50,000,000         49,989,304
Societe Generale Corporation NA                             1.11             09/01/04               62,965,000         62,845,716
Thunder Bay Funding LLC                                     1.18             07/02/04               15,000,000         14,999,508
                                                            1.50             09/22/04               24,095,000         24,012,228
UBS Finance                                                 1.25             12/20/04               50,000,000         49,703,776
Yorktown Capital LLC                                        1.30             07/30/04               41,777,000         41,733,252
                                                                                                                 ----------------
                                                                                                                    1,653,251,599
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 32.9%
American Express Credit Corporation                         1.20             07/05/04              150,000,000        150,000,000
American Honda Finance Corporation                          1.30             08/11/04               25,000,000         25,025,188
                                                            1.47             09/07/04               49,500,000         49,556,736
Bank of America Corporation                                 1.05             07/01/04              100,000,000        100,000,000
Barclays Bank PLC NY                                        1.05             07/01/04               72,500,000         72,495,624
Bayerische Landesbank Girozentrale NY                    1.28-1.33           07/01/04              120,000,000        120,024,910
Bear Stearns Companies, Inc.                                1.57             07/01/04               15,000,000         15,000,000
Bear Strearns - EMC Mortgage Corporation                    1.65             07/01/04              175,000,000        175,000,000
Beta Finance, Inc.                                          1.06             07/01/04               50,000,000         50,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* (CONTINUED)
Canadian Imperial Bank of Commerce NY                      1.08%             07/01/04       $       50,000,000   $     50,001,084
Caterpillar Finance Services Corporation                    1.44             07/30/04               31,630,000         31,688,840
                                                            1.27             08/03/04               50,000,000         50,043,532
                                                            1.46             09/01/04               10,000,000         10,000,000
                                                            1.55             09/10/04               25,000,000         25,009,216
Credit Suisse First Boston USA, Inc.                        1.48             08/09/04               25,000,000         25,049,626
General Electric Capital Corporation                        1.57             07/01/04              100,000,000        100,117,464
Goldman Sachs Group, Inc., Promissory Note+              1.32-1.33           07/01/04              148,000,000        148,000,000
Household Finance Corporation                               1.49             09/16/04               19,000,000         19,137,418
HSBC USA, Inc.                                              1.53             09/24/04               30,000,000         30,012,222
K2 (USA) LLC                                             1.06-1.40           07/01/04              125,041,388        125,037,268
Links Securities LLC                                     1.07-1.09           07/01/04              225,000,000        224,997,808
Merrill Lynch & Co., Inc.                                   1.07             07/01/04               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co.                           1.23             07/01/04              125,000,000        125,000,000
                                                            1.36             07/15/04               10,000,000         10,000,000
                                                            1.33             07/27/04               75,000,000         75,000,000
Natexis Banque Populair                                     1.57             07/01/04              100,000,000         99,988,976
National City Bank of Indiana                            1.07-1.23           07/01/04               70,000,000         70,005,348
                                                            1.23             07/19/04               50,000,000         50,001,380
Nationwide Building Society                                 1.59             09/28/04               70,000,000         69,992,472
Royal Bank of Canada                                        1.16             07/12/04               14,000,000         14,000,000
Sigma Finance Corporation                                   1.17             08/24/04              100,000,000        100,000,000
Toyota Motor Credit Corporation                             1.27             07/01/04                9,000,000          9,003,143
Westpac Banking Corporation                                 1.41             09/13/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                    2,319,188,255
                                                                                                                 ----------------
CORPORATE DEBT - 3.7%
Associates Corporation of North America                     1.26             10/15/04                6,750,000          6,885,972
                                                            1.39             02/15/05                9,079,000          9,435,277
Bayerische Landesbank Girozentrale NY                    1.12-1.44           07/20/04               20,000,000         20,038,454
Chase Manhattan Corporation                                 1.38             12/01/04               12,080,000         12,348,235
Citigroup Commercial Credit                                 1.41             03/01/05                6,100,000          6,355,426
Credit Suisse First Boston USA, Inc.                        1.36             03/01/05               10,000,000         10,441,315
Deutsche Bank NY                                            1.50             03/08/05               50,000,000         50,000,000
General Electric Capital Corporation                        1.47             02/01/05               10,000,000         10,334,465
Household Finance Corporation                               1.51             05/09/05               25,172,000         26,555,646
Merrill Lynch & Co., Inc.                                   1.45             03/08/05               10,000,000         10,211,212
Sigma Finance Corporation                                   1.45             03/08/05               50,000,000         49,999,904
Wells Fargo & Company                                    0.98-1.36           07/15/04               43,610,000         43,699,412
                                                                                                                 ----------------
                                                                                                                      256,305,318
                                                                                                                 ----------------
PROMISSORY NOTES - 0.6%
Goldman Sachs Group, Inc.+                                  1.19             09/08/04               25,000,000         25,000,000
                        +                                   1.50             01/24/05               20,000,000         20,000,000
                                                                                                                 ----------------
                                                                                                                       45,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 7.4%
Federal Home Loan Bank                                      1.17             10/15/04               24,170,000         24,087,446
                                                            1.33             11/09/04               25,000,000         24,880,826
                                                            1.40             03/23/05               50,000,000         50,000,000
                                                            1.62             04/15/05                5,000,000          5,117,352
                                                            1.30             04/19/05              100,000,000        100,000,000
Federal National Mortgage Association                       1.17             07/01/04               35,000,000         35,000,000
                                                            1.10             08/02/04               21,165,000         21,144,406
                                                            1.15             08/15/04               15,000,000         15,098,490
                                                         1.34-1.39           09/15/04               45,363,000         45,561,812
                                                            1.38             02/14/05               25,000,000         25,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS (CONTINUED)
                                                           1.38%             02/18/05       $       45,000,000   $     45,000,000
                                                            1.36             03/04/05               23,000,000         22,999,690
                                                            1.37             05/03/05               35,000,000         34,997,260
                                                            1.65             05/16/05               35,000,000         35,000,000
                                                            1.66             05/20/05               12,000,000         12,028,505
                                                            1.85             06/03/05               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                      520,915,787
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 2.1%
Federal National Mortgage Association                       1.22             02/14/05              150,000,000        150,000,000
                                                                                                                 ----------------
SUPRANATIONAL BANK OBLIGATIONS - 0.2%
Inter-American Development Bank                             1.12             09/27/04               16,000,000         16,105,561
                                                                                                                 ----------------
TREASURY OBLIGATIONS - 0.7%
U.S. Treasury Bill                                          1.34             11/12/04               50,000,000         49,756,196
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 6.8%
ABN AMRO Bank NY                                            1.40             10/21/04               50,000,000         50,000,000
Canadian Imperial Bank of Commerce NY                       1.39             11/22/04               47,498,126         47,498,126
                                                            1.41             03/03/05               25,000,000         24,983,657
Citibank NY                                                 1.49             09/24/04               65,000,000         65,000,000
Credit Agricole Indosuez                                    1.51             09/30/04               35,000,000         34,966,060
                                                            1.50             05/04/05               50,000,000         50,000,000
First Tennesee Bank NA                                   1.20-1.21           08/05/04               75,000,000         74,991,472
HSBC USA, Inc.                                              1.56             04/22/05               20,000,000         20,000,000
Natexis Banque Populair                                     1.31             02/22/05               60,000,000         60,001,948
                                                            1.27             03/07/05               50,000,000         49,996,585
                                                                                                                 ----------------
                                                                                                                      477,437,848
                                                                                                                 ----------------
TIME DEPOSITS - 9.3%
ABN AMRO Bank                                               1.28             07/01/04              150,000,000        150,000,000
Chase Manhattan Bank                                        1.44             07/01/04              125,000,000        125,000,000
SouthTrust Bank                                             1.38             07/01/04              100,000,000        100,000,000
US Bank NA                                                  1.28             07/01/04              155,000,000        155,000,000
Wells Fargo Bank                                            1.50             07/01/04              125,000,000        125,000,000
                                                                                                                 ----------------
                                                                                                                      655,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 4.3%
BMW Owners Trust 2004-A A1                                  1.18             09/10/04               83,735,240         83,735,240
Chase Manhattan Auto Owner Trust 2004-A A1                  1.08             07/12/04               30,588,810         30,588,810
CIT Equipment Collateral Trust 2004-VT1 A1                  1.12             08/04/04               38,384,466         38,384,466
CNH Equipment Trust 2003-B A1                               1.23             09/13/04               23,576,441         23,576,441
Daimler Chrysler Auto Trust 2004-A A1                       1.07             10/01/04               18,354,228         18,354,228
General Electric Commercial Equipment Financing
  LLC 2003-1 A1                                             1.06             07/20/04                  284,548            284,548
John Deere Owner Trust 2004-A A1                         1.14-1.35           09/14/04               48,932,656         48,930,656
Residential Mortgage Acceptance Corporation
  2004-NS2A A1                                              1.35             08/12/04               37,500,000         37,500,000
USAA Auto Owner Trust 2004-1 A1                             1.08             11/29/04               23,421,418         23,421,418
                                                                                                                 ----------------
                                                                                                                      304,775,807
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 8.2%
Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of 03/14/05,
interest receivable at June 30, 2004 of $426,067,
collateralized by U.S. Treasury Obligations with
rates ranging from 0.00% to 8.125% and maturities
ranging from 05/15/06 to 08/15/21, with an
aggregate market value of $142,801,102.                     1.32             07/07/04              140,000,000        140,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

Credit Suisse First Boston Putable Repurchase
Agreement, with a final maturity date of 05/02/05,
interest receivable at June 30, 2004 of $559,708,
collateralized by U.S. Government Agency and U.S.
Treasury Obligations with rates of 0.00% and
maturities ranging from 08/15/11 to 02/15/26, with
an aggregate market value of $102,000,245.                 1.52%             07/07/04       $      100,000,000   $    100,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 05/24/05, interest
receivable at June 30, 2004 of $300,569,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 12/17/04 to 07/24/18,
with an aggregate market value of $96,900,940.              1.68             07/07/04               95,000,000         95,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 06/03/05, interest
receivable at June 30, 2004 of $550,525,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 12/17/04 to 07/24/18,
with an aggregate market value of $193,801,880.             1.83             07/07/04              190,000,000        190,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 07/06/05, interest
receivable at June 30, 2004 of $79,806,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 12/17/04 to 07/24/18,
with an aggregate market value of $51,000,495.              2.21             07/07/04               50,000,000         50,000,000

Morgan Stanley Repurchase Agreement, dated
06/30/04, with a maturity value of $2,500,104,
collateralized by U.S. Government Agency
Obligations with rates ranging from 6.00% to 7.00%
and maturities ranging from 11/01/08 to 06/01/31,
with an aggregate market value of $2,550,000.               1.50             07/01/04                2,500,000          2,500,000
                                                                                                                 ----------------
                                                                                                                      577,500,000
                                                                                                                 ----------------
                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 0.1%
Federated Prime Obligations Fund                                                                     3,497,391          3,497,391
One Group Institutional Prime Money Market Fund                                                        267,906            267,906
                                                                                                                 ----------------
                                                                                                                        3,765,297
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                        7,029,001,668

Other assets and liabilities, net - 0.2%                                                                               12,372,485
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  7,041,374,153
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+ Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                               $6,451,501,668
    Repurchase agreements                                           577,500,000
    Cash                                                                710,091
    Interest receivable                                              12,883,874
    Prepaid expenses                                                     26,574
                                                                 --------------
        Total assets                                              7,042,622,207
                                                                 --------------
LIABILITIES
    Management fee payable (Note 2)                                   1,102,966
    Accrued expenses                                                    145,088
                                                                 --------------
        Total liabilities                                             1,248,054
                                                                 --------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                                      $7,041,374,153
                                                                 ==============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                                       $   37,712,764
                                                                 --------------
EXPENSES
    Management fees (Note 2)                                          5,391,209
    Audit                                                                26,276
    Transaction fees                                                      9,699
    Legal                                                                19,847
    Insurance                                                            44,670
    Trustees fees and expenses                                           37,659
    Line of credit fee                                                   71,270
    Miscellaneous                                                        11,316
                                                                 --------------
        Total expenses                                                5,611,946
                                                                 --------------

NET INVESTMENT INCOME                                                32,100,818
                                                                 --------------

NET REALIZED LOSS ON INVESTMENTS                                        (29,304)
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   32,071,514
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                         JUNE 30, 2004           YEAR ENDED
                                                          (UNAUDITED)         DECEMBER 31, 2003
                                                      -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                              $    32,100,818        $    56,973,134
    Net realized gain (loss) on investments                    (29,304)                53,724
                                                       ---------------        ---------------
        Net increase in net assets from operations          32,071,514             57,026,858
                                                       ---------------        ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    Contributions                                       26,613,283,678         33,193,949,024
    Withdrawals                                        (24,058,314,771)       (34,565,135,617)
                                                       ---------------        ---------------
        Net increase (decrease) from investors'
          transactions                                   2,554,968,907         (1,371,186,593)
                                                       ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS                    2,587,040,421         (1,314,159,735)
NET ASSETS
    Beginning of period                                  4,454,333,732          5,768,493,467
                                                       ---------------        ---------------
    End of period                                      $ 7,041,374,153        $ 4,454,333,732
                                                       ===============        ===============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                            JUNE 30, 2004    -------------------------------------------------------------------------
                             (UNAUDITED)         2003           2002           2001           2000           1999
                           ----------------  -------------  -------------  -------------  -------------  -------------
TOTAL RETURN (1)                     1.02%           1.17%          1.87%          4.26%          6.34%          5.16%

ANNUALIZED RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA

  Net expenses                       0.18%           0.18%          0.18%          0.18%          0.19%          0.19%

  Net investment income              1.01%           1.16%          1.87%          3.83%          6.34%          5.14%

  Net assets, end of
    period
    (000s omitted)          $   7,041,374    $  4,454,334   $  5,768,493   $  4,992,093   $  1,098,004   $  1,081,493

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

      The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

      The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

      B. SECURITIES TRANSACTIONS AND INCOME

      Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

      C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

      D. FORWARD COMMITMENTS

      The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

      E. REPURCHASE AGREEMENTS

      It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

      The Cash Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the Cash Portfolio's sub-adviser. For its services, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule:
       0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio.

       The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $74,724,240,133 and $72,161,657,300 respectively for the Cash Portfolio for the six months ended June 30, 2004.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the six months ended June 30, 2004.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov

Each Fund of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEMS 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.


      (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                 Merrimac Funds
                 --------------------------------------


                     /s/  Paul J. Jasinski
                 By: ----------------------------------
                     Paul J. Jasinski, President and
                     Principal Executive Officer

                 Date August 30, 2004
                 --------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                     /s/  Paul J. Jasinski
                 By: -----------------------------------------
                     Paul J. Jasinski, President and Principal
                     Executive Officer

                 Date August 30, 2004
                 --------------------


                     /s/  John F. Pyne
                 By: ----------------------------------------------------------
                     John F. Pyne, Treasurer and Principal
                     Financial Officer

                 Date August 30, 2004
                 --------------------